Note 18 - Commitments (Details) - Purchase Obligations and Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Purchase Obligations and Commitments [Abstract]
2014	$ 448
2015	102
Total	$ 550